NUVEEN CORE BOND FUND

(FORMERLY NUVEEN INTERMEDIATE TERM BOND FUND)

SUPPLEMENT DATED MAY 31, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

The fund’s name has changed from “Nuveen Intermediate Term Bond Fund” to “Nuveen Core Bond Fund.” There have been no changes to the investment objective, principal investment strategies and principal risks of the fund.